Summary Prospectus

April 8, 2026

GOVERNMENT MONEY MARKET FUND
Class E	FLPXX
Class F	MDFXX
Class X	MDXXX
Class Y	MDYXX
Class Z*	MDZXX

*	Class Z Shares currently are not offered for sale.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareowners, online at www.meederinvestment.com. You can also get this information at no cost by calling the Fund at (800) 325-3539 or 614-760-2159 or by sending an email request to funds@meederinvestment.com. The Fund’s prospectus and statement of additional information, both dated April 8, 2026, are incorporated by reference into this Summary Prospectus.

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Government Money Market Fund

INVESTMENT OBJECTIVE

The investment objective of the Government Money Market Fund (the “Fund”) is to provide current income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	CLASS E	CLASS F	CLASS X	CLASS Y	CLASS Z2
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.20%[4]	0.00%	0.00%	0.00%	0.75%
Other Expenses	0.18%[3]	0.18%[3]	0.16%[3]	0.17%[3]	0.17%[3]
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Shareholder Servicing Fees	0.00%	0.00%	0.00%	0.15%	0.25%
Total Annual Fund Operating Expenses	0.54%	0.34%	0.32%	0.48%	1.33%
Fee Waiver and/or Expense Reimbursement[1]	(0.15%)	(0.15%)	(0.15%)	(0.30%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.39%	0.19%	0.17%	0.18%	1.18%

[1]

Meeder Asset Management, Inc. (the “Adviser”) has contractually agreed to waive investment advisory fees for all classes of the Fund and to waive or reimburse expenses to limit the Total Fund Operating Expenses of Class Y of the Fund to 0.17% of its average daily assets, exclusive of brokerage costs, interest, taxes, dividends, dividends and other expenses in connection with the short sales of securities, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies, and extraordinary expenses. Any waiver of investment advisory fees or reimbursement of expenses is subject to recoupment within the following two fiscal years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the lesser of the current expense limitation or the limitation in place at the time of the initial waiver or reimbursement. The agreement is effective through April 30, 2027, and may not be terminated prior to that date without the consent of the Board of Trustees.

[2]	Class Z Shares are not currently offered for sale.

[3]

Other Expenses represent amounts actually incurred for each class of the Fund during the most recent fiscal year absent expense reimbursement or fee waiver arrangements. Expense ratios for classes X & Y, which were not in operation for the full fiscal year, were annualized.

[4]	Estimated for the current fiscal year. During the fiscal year ended October 31, 2025, the Fund did not incur any distribution/service (12b-1) Fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class E	$40	$125	$219	$493
Class F	$19	$61	$107	$243
Class X	$17	$55	$96	$217
Class Y	$18	$58	$101	$230
Class Z	$120	$375	$649	$1,432

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term money market instruments. Under normal circumstances, at least 99.5% of the Fund’s assets are invested in cash, securities issued by the U.S. government and its agencies and instrumentalities, and repurchase agreements that are collateralized fully by securities issued by the U.S. government and its agencies and instrumentalities or cash. Although these securities are high-quality, some of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor

2026 Summary Prospectus | April 8, 2026	Page 1

supported by the full faith and credit of the U.S. government. To be considered high quality, a security generally must be determined to present minimal credit risk.

The Fund is a money market fund managed to meet the credit quality, maturity, portfolio diversification, and liquidity requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). Consistent with these requirements, the Fund:

●	Computes its price per share for purposes of distribution, redemption and repurchase by use of the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00;

●	Only buys securities that present minimal credit risks and that are “Eligible Securities” under Rule 2a-7;

●	Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7;

●	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities or as permitted under Rule 2a-7;

●	Will not hold more than 5% of its total assets in illiquid securities;

●	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less;

●	Maintains a maximum weighted average life maturity of 120 calendar days or less;

●	Maintains at least 25% of total assets in “daily liquid assets” as defined in Rule 2a-7;

●	Maintains at least 50% of total assets in “weekly liquid assets” as defined in Rule 2a-7; and

The Fund will, under normal circumstances, invest more than 25% of the value of its total assets in instruments issued by entities in the financial services group of industries. For this purpose, the financial services group of industries consists of securities issued by the U.S. government and its agencies and instrumentalities and repurchase agreements and loans collateralized by such obligations. The Fund may, however, invest less than 25% of the value of its total assets in this group of industries based on market conditions.

The Fund operates as a “government money market fund” pursuant to Rule 2a-7. As a government money market fund, the Fund is not required to impose a liquidity fee on redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

Other than as set forth in the Statement of Additional Information (“SAI”), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. All of the risks below are significant to the Fund, regardless of the order in which they appear.

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. When interest rates rise, the Fund’s yield may not increase proportionately. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in in a low or negative yield and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which would adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Government Securities Risk. The Fund concentrates in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and

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instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Stable NAV Risk. The risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund could be subject to increased redemption activity, which could adversely affect the Fund’s NAV.

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money.

Performance

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. Effective September 1, 2024, the Fund changed its investment strategy and its designation to a government money market fund. Prior to September 1, 2024, the Fund operated as an institutional prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations were in effect during the period prior to the Fund’s conversion to a government money market fund. The table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information, including current yields, is available by visiting www.meederinvestment.com.

Best Quarter:	4th Qtr. 2023	1.38%
Worst Quarter:	4th Qtr. 2021	0.01%

2026 Summary Prospectus | April 8, 2026	Page 3

Average Annual Total Returns as of 12/31/25

	Inception Date	One Year	Five Years	Ten Years
Government Money Market Fund – Class E	10/7/2016	4.16%	3.24%	2.22%
Government Money Market Fund – Class F	09/01/2024	4.16%	3.24%	2.22%
Government Money Market Fund – Class X	09/26/2025	4.16%	3.24%	2.22%
Government Money Market Fund – Class Y	09/08/2025	4.06%	3.10%	2.08%

Performance prior to September 1, 2024, reflects the Fund’s former investment strategy. Performance attributed to Class F, Class X, and Class Y Shares prior to the inception dates of those share classes is that of the Class E Shares, the Fund’s sole initial share class. No adjustment has been made to reflect class-specific distribution or servicing fees for Class F and Class X Shares. Performance of Class Y Shares has been adjusted to reflect the higher expenses of that Class. Performance shown for all share classes prior to October 7, 2016, reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception.

Portfolio Management

Investment Adviser

Meeder Asset Management, Inc.

Investment Team

Robert S. Meeder, Jr., Portfolio Manager since October 2016
Robert Techentin, Portfolio Manager since October 2016
Jason Szabo, Portfolio Manager since February 2023
Andrew Musselman, Portfolio Manager since December 2021

PURCHASE AND SALE OF FUND SHARES

The minimum and subsequent investment requirements for the Government Money Market Fund are as follows:

	Class E Shares	Class F Shares	Class X Shares	Class Y Shares	Class Z Shares
Initial Investment	$5,000	$500,000	$500,000	$0	$0
Subsequent Investment	$2,500	$2,500	$2,500	$0	$0

You may purchase and redeem shares of the Fund when both the NYSE and the Federal Reserve is open for business. You may redeem shares through your broker or financial intermediary, or directly from the Fund by mail or telephone. You may purchase shares by check, wire or electronic funds transfer (ACH). When redeeming shares, you will receive a check, unless you request a wire or ACH.

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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